LONG-TERM DEBT (Details 2)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 GBP (£)	Dec. 31, 2011 TRY	Jun. 20, 2011 JPY (¥)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 GBP (£)	Jul. 23, 2010 EUR (€)	Dec. 31, 2011 Fixed Rate Notes Nbg Funding Ltd [Member]		Dec. 31, 2011 Subordinated Fixed Rate Notes Nbg Finance Plc I [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd I [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd Ii [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd Iii [Member]		Dec. 31, 2011 Variable Rate Notes Nbg Funding Ltd Iv [Member]		Dec. 31, 2011 Subordinated Fixed Rate Notes Nbg Finance Plc Ii [Member]		Dec. 31, 2011 Fixed Corporate Bonds Finansbank I [Member]	Dec. 31, 2011 Fixed Covered Bonds Nbg [Member]		Dec. 31, 2011 Fixed Rate Notes Nbg Finance Plc [Member]		Dec. 31, 2011 Fixed Rate Notes Finansbank [Member]	Dec. 31, 2011 Fixed Corporate Bonds Finansbank Ii [Member]	Dec. 31, 2011 Fixed Rate Loans Finansbank [Member]	Dec. 31, 2011 Variable Corporate Bonds Finansbank [Member]		Dec. 31, 2011 Variable Rate Notes European Investment Bank [Member]	Dec. 31, 2011 Variable Covered Bonds Nbg I [Member]		Dec. 31, 2011 Variable Covered Bonds Nbg Ii [Member]		Dec. 31, 2011 Variable Financing Nbg I [Member]		Dec. 31, 2011 Variable Financing Nbg Ii [Member]
Outstanding Senior Debt [Line Items]
Issuance date																								March 24, 2006	October 7, 2009		September 21, 2010		May 11, 2011	March 24, 2006	March 31, 2006	March 15, 2005		September 1, 2009	November 28, 2008	[1]	November 28, 2008	[1]	May 4, 2010		May 4, 2010
Maturity date																								March 2013	October 2016		February 22, 2012		May 2016			March 2012		September, 2016
Interest rate																								Fixed interest rate of 6.5%	Fixed coupon rate of 3.875%		Fixed interest rate of 2.07%		Fixed interest rate of 5.5%			Three-month Libor plus 180 bps		Three-month Euribor plus 0.576 bps
Interest payment period																								Semi-annually	Annually		Semi-annually		Semi-annually			Quarterly		Quarterly
Redemption date																														March 24, 2011	April 13, 2011
Nomimal amount																								110.0	1,500.0	[2]	80.0	[3]	500.0	110.0	300.0	500.0	[4]	250.0	50.0	[1]	50.0	[1]	700.0	[5]	207.0	[5]
Repurchased Date																																			August 3, 2011	[1]	August 3, 2011	[1]	December 20, 2011		December 20, 2011
Own held by the group																								39.0	6.1		-		3	(December 31, 2010: 50.0)	0	55.5		0
Currency																								USD	EUR		EUR		USD	USD	TL	USD		EUR	EUR	[1]	EUR	[1]	EUR		EUR
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount		€ 1,059,300,000					€ 1,160,700
Amortized cost		1,497,800,000					1,495,900,000
Net gains resulting from changes in fair value		103,300,000					224,400,000
Fair value gains attributable to changes in instrument specific credit risk		190,300,000					284,900,000
Outstanding Senior Debt Variable Parentheticals [Abstract]
Outstanding amount of Series 2005-A	31,000,000		156,000,000
Repurchase and cancellation of 1st Series covered bonds		50,000,000
Remaining part of the 1st Series		1,000,000,000
Repurchase and cancellation of 2nd Series covered bonds		50,000,000
Remaining part of the 2nd Series		1,000,000,000
1st covered bond program		10,000,000,000
Total Repurchased Notes by the Bank that were held by third parties		907,000,000
Repurchased Notes by the Bank that were held by third parties I		700,000,000
Repurchased Notes by the Bank that were held by third parties II		207,000,000
Original issue held by the Bank		1,345,000,000
Outstanding Subordinated Debt [Line Items]
Issuance date										November 8, 2006	[6]	August 3, 2010	[7]	July 11, 2003	[6]	November 3, 2004	[6]	November 3, 2004	[6]	February 16, 2005	[6]	June 28, 2005	[8]
Debt instrument, maturity date										November 2037	[6]	August 2020 (Early redemption 2015)	[7]	July 2034	[6]	November 2035	[6]	November 2035	[6]	February 2036	[6]
Interest rate										6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	[6]	7.0% for the first five years and 9.5% thereafter.	[7]	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	[6]	The difference of the 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[6]	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[6]	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	[6]
Interest payment period										Quarterly	[6]	Annually	[7]	Quarterly	[6]	Semi annually	[6]	Semi annually	[6]	Annually	[6]
Repurchased Date																						June 20, 2011	[8]
Nominal amount										375.0	[6]	450.0	[7]	350.0	[6]	350.0	[6]	180.0	[6]	230.0	[6]	30.0	[8]
Own held by group										-	[6]	20.0	[7]	-	[6]	-	[6]	-	[6]	-	[6]
Currency										GBP	[6]	EUR	[7]	EUR	[6]	EUR	[6]	USD	[6]	EUR	[6]	JPY	[8]
Outstanding Subordinated Debt Parentheticals [Abstract]
Additional nominal amount purchased in EUR		19,000,000					47,900,000
Additional nominal amount purchased in USD	1,900,000		4,000,000
Additional nominal amount purchased in GBP				11,100,000				51,100,000
Private Placement Lower Tier II note									450,000,000
Repurchase of the JPY Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc						30,000,000,000
Carrying amount of Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc		100,400,000
Amortized costs of Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc		276,200,000
Summary Of Outstanding Other Debt [Abstract]
Other Fixed debt in EUR		73,806,000
Other Fixed debt in TL					5,154,000
Other Fixed debt in USD	48,762,000
Other Floating debt in EUR		92,818,000
Other Floating debt in USD		€ 8,852,000

[1]	The Bank proceeded with the repurchase and cancellation of EUR 50.0 million covered bonds which was the remaining part of the 1st Series of EUR 1.0 billion and EUR 50.0 million covered bonds which was the remaining part of the 2nd Series of EUR 1.0 billion, both of which were issued on November 28, 2008 and under the first covered bond program of EUR 10.0 billion (see also Note 13).
[2]	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. During 2011, net gains of EUR 103.3 million (2010: net gains of EUR 224.4 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 190.3 million were attributable to changes in instrument specific credit risk (2010: EUR 284.9 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2011 were EUR 1,059.3 million and EUR 1,497.8 million respectively (2010: EUR 1,160.7 million and EUR 1,495.9 million, respectively).
[3]	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.
[4]	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.0 million (2010: USD 156.0 million).
[5]	The Bank repurchased Notes of total amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million) that were held by third parties. Therefore, the total amount based on the original issue of EUR 1,345.0 million is held by the Bank (see Note 18 to the U.S. GAAP Financial Statements).
[6]	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity. Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C. Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C.
[7]	On July 23, 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450.0 million through its UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange.
[8]	On June 20, 2011, the Bank proceeded in the entire repurchase of the JPY 30.0 billion Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc in June 2005 and guaranteed on a subordinated basis by the Bank. The Notes mature in June 2035, however they could be redeemed at the option of the Bank in or after June 2011. These notes had been designated as financial liability at fair value through profit or loss. The carrying amount and amortized cost as at December 31, 2010 were EUR 100.4 million and EUR 276.2 million, respectively.